4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 16) R$ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$) Number	Dec. 31, 2016
USD
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exchange rate	3.3080	3.2591
USD | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (24.3)
Exchange rate | Number	3.3080
USD | Scenario I 10% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (300.8)
Exchange rate | Number	2.9772
USD | Scenario II 25% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (715.8)
Exchange rate | Number	2.4810
USD | Scenario III 25% Devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 667.0
Exchange rate | Number	4.1350
USD | Scenario IV 50% devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 1,358.4
Exchange rate | Number	4.9620
USD | Designated as Hedging Instrument [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
USD | Designated as Hedging Instrument [Member] | Options - Currencies [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
USD | Designated as Hedging Instrument [Member] | Export Prepayment - PPEs [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
USD | Designated as Hedging Instrument [Member] | Senior Unsecured Notes - Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
USD | Designated as Hedging Instrument [Member] | Swap [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
USD | Designated as Hedging Instrument [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Appreciation of R$
USD | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (1.3)
USD | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Options - Currencies [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	0.7
USD | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Export Prepayment - PPEs [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(300.8)
USD | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Senior Unsecured Notes - Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(343.1)
USD | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Swap [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(157.8)
USD | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	802.2
USD | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Cost (object) [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	0.1
USD | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	94.1
USD | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Options - Currencies [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	115.1
USD | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Export Prepayment - PPEs [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(231.9)
USD | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Senior Unsecured Notes - Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(254.2)
USD | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Swap [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(117.0)
USD | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	396.2
USD | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Cost (object) [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(2.3)
USD | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	237.2
USD | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Options - Currencies [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	313.6
USD | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Export Prepayment - PPEs [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(128.5)
USD | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Senior Unsecured Notes - Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(120.9)
USD | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Swap [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(55.9)
USD | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(240.0)
USD | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Cost (object) [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(5.6)
USD | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(239.9)
USD | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Options - Currencies [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(277.9)
USD | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Export Prepayment - PPEs [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(473.1)
USD | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Senior Unsecured Notes - Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(565.3)
USD | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Swap [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(259.8)
USD | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	1,810.1
USD | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Cost (object) [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	5.8
USD | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(478.4)
USD | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Options - Currencies [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(608.7)
USD | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Export Prepayment - PPEs [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(645.4)
USD | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Senior Unsecured Notes - Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(787.4)
USD | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Swap [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(361.7)
USD | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	2,870.3
USD | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Cost (object) [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 11.3
USD | Not Designated as Hedging Instrument [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Appreciation of R$
USD | Not Designated as Hedging Instrument [Member] | Future - BM&Fbovespa [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Appreciation of R$
USD | Not Designated as Hedging Instrument [Member] | Current Scenario [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (24.1)
USD | Not Designated as Hedging Instrument [Member] | Current Scenario [Member] | Future - BM&Fbovespa [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(0.2)
USD | Not Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(288.7)
USD | Not Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Future - BM&Fbovespa [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(12.1)
USD | Not Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(685.7)
USD | Not Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Future - BM&Fbovespa [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(30.0)
USD | Not Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	637.5
USD | Not Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Future - BM&Fbovespa [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	29.6
USD | Not Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	1,299.1
USD | Not Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Future - BM&Fbovespa [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 59.3
USD | Cost (object) [Member] | Future - BM&Fbovespa [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Appreciation of R$
Euro Member Countries, Euro
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exchange rate	3.9693	3.4384
Euro Member Countries, Euro | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 32.2
Exchange rate | Number	3.9693
Euro Member Countries, Euro | Scenario I 10% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (198.0)
Exchange rate | Number	3.5724
Euro Member Countries, Euro | Scenario II 25% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (543.4)
Exchange rate | Number	2.9770
Euro Member Countries, Euro | Scenario III 25% Devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 607.7
Exchange rate | Number	4.9616
Euro Member Countries, Euro | Scenario IV 50% devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 1,183.3
Exchange rate | Number	5.9540
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Options - Currencies [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Appreciation of R$
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (0.7)
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	0.7
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	5.3
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(5.3)
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	14.2
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(14.2)
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(15.6)
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	15.6
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(30.4)
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 30.4
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Current Scenario [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 33.1
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Current Scenario [Member] | NDF - Purchase [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(0.9)
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(185.2)
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | NDF - Purchase [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(12.8)
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(512.7)
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | NDF - Purchase [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(30.7)
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	578.9
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | NDF - Purchase [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	28.8
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 1,124.7
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | NDF - Purchase [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
Net effect	R$ 58.6
United Kingdom, Pounds
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exchange rate	4.4714	4.0364
United Kingdom, Pounds | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
United Kingdom, Pounds | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Appreciation of R$
United Kingdom, Pounds | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate | Number	4.4714
United Kingdom, Pounds | Scenario I 10% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate | Number	4.0243
United Kingdom, Pounds | Scenario II 25% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate | Number	3.3536
United Kingdom, Pounds | Scenario III 25% Devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate | Number	5.5893
United Kingdom, Pounds | Scenario IV 50% devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect
Exchange rate | Number	6.7071
United Kingdom, Pounds | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (1.0)
United Kingdom, Pounds | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	1.0
United Kingdom, Pounds | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	10.1
United Kingdom, Pounds | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(10.1)
United Kingdom, Pounds | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	26.9
United Kingdom, Pounds | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(26.9)
United Kingdom, Pounds | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(29.0)
United Kingdom, Pounds | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	29.0
United Kingdom, Pounds | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(56.9)
United Kingdom, Pounds | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 56.9